UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments (unaudited)

As of February 28, 2017

		Market
		Value
	Shares	($000)
Common Stocks (65.2%)
Consumer Discretionary (4.3%)
Comcast Corp. Class A	44,367,572	1,660,234
Ford Motor Co.	54,889,840	687,770
Twenty-First Century Fox Inc. Class A	19,844,871	593,758
Lowe's Cos. Inc.	7,109,425	528,728
* Hilton Worldwide Holdings Inc.	4,163,021	238,125
L Brands Inc.	4,205,300	221,283
Bayerische Motoren Werke AG	2,251,875	201,084
VF Corp.	2,463,470	129,209
		4,260,191
Consumer Staples (5.3%)
PepsiCo Inc.	8,111,080	895,301
Walgreens Boots Alliance Inc.	8,286,890	715,822
Unilever NV	14,477,017	685,315
Philip Morris International Inc.	5,938,890	649,418
Mondelez International Inc. Class A	13,849,229	608,258
Diageo plc	18,503,396	521,707
CVS Health Corp.	6,168,160	497,030
Costco Wholesale Corp.	2,775,990	491,850
British American Tobacco plc	3,105,050	196,131
		5,260,832
Energy (6.4%)
Chevron Corp.	15,474,160	1,740,843
TOTAL SA	17,575,369	876,941
Exxon Mobil Corp.	10,549,370	857,875
Royal Dutch Shell plc Class B	25,481,915	689,768
Anadarko Petroleum Corp.	7,664,910	495,536
Suncor Energy Inc.	13,934,040	433,800
Hess Corp.	6,238,750	320,921
ConocoPhillips	6,740,090	320,626
Halliburton Co.	3,843,420	205,469
Valero Energy Corp.	2,825,150	191,969
Eni SPA	11,986,854	184,924
		6,318,672
Financials (15.9%)
JPMorgan Chase & Co.	21,271,756	1,927,647
Bank of America Corp.	72,233,803	1,782,730
Wells Fargo & Co.	25,855,707	1,496,528
Chubb Ltd.	10,739,480	1,483,874
Prudential Financial Inc.	12,632,940	1,396,445
PNC Financial Services Group Inc.	9,605,780	1,222,143
Marsh & McLennan Cos. Inc.	9,031,920	663,666
Mitsubishi UFJ Financial Group Inc.	89,847,800	594,413
Northern Trust Corp.	6,491,104	566,998
BlackRock Inc.	1,432,886	555,186
Synchrony Financial	15,043,390	545,173
Goldman Sachs Group Inc.	2,153,870	534,289
MetLife Inc.	9,337,584	489,663
Bank of Nova Scotia	7,217,200	419,969

Intercontinental Exchange Inc.	6,744,950	385,339
US Bancorp	6,159,970	338,798
Hartford Financial Services Group Inc.	6,657,482	325,484
BNP Paribas SA	5,256,634	307,568
Zurich Insurance Group AG	675,070	186,301
UBS Group AG	9,939,752	152,774
Tokio Marine Holdings Inc.	3,404,100	149,178
American International Group Inc.	2,305,090	147,341
		15,671,507
Health Care (10.5%)
Merck & Co. Inc.	23,003,142	1,515,217
Bristol-Myers Squibb Co.	22,942,625	1,301,076
Medtronic plc	12,056,180	975,466
^ AstraZeneca plc ADR	32,567,736	952,932
Johnson & Johnson	7,795,651	952,707
Pfizer Inc.	23,204,660	791,743
Eli Lilly & Co.	8,293,955	686,822
Cardinal Health Inc.	8,389,300	682,637
UnitedHealth Group Inc.	4,076,775	674,217
* Novartis AG	7,812,592	610,100
* HCA Holdings Inc.	4,028,710	351,465
Roche Holding AG	1,085,261	264,158
McKesson Corp.	1,537,370	230,805
Abbott Laboratories	4,347,494	195,985
* Regeneron Pharmaceuticals Inc.	457,550	170,895
		10,356,225
Industrials (7.0%)
United Parcel Service Inc. Class B	10,112,923	1,069,543
Lockheed Martin Corp.	2,492,630	664,485
Honeywell International Inc.	5,300,240	659,880
Caterpillar Inc.	6,361,651	614,917
FedEx Corp.	2,878,910	555,572
Eaton Corp. plc	7,541,120	542,810
Boeing Co.	2,727,540	491,585
CSX Corp.	9,868,631	479,221
Siemens AG	3,596,585	467,559
Canadian National Railway Co.	6,198,896	432,497
^ ABB Ltd. ADR	18,540,676	418,092
Airbus SE	3,524,150	258,942
Schneider Electric SE	3,524,621	238,812
		6,893,915
Information Technology (9.3%)
Microsoft Corp.	31,987,853	2,046,583
Intel Corp.	44,937,690	1,626,744
* Alphabet Inc. Class A	1,863,102	1,574,191
Apple Inc.	11,476,675	1,572,190
Cisco Systems Inc.	24,532,710	838,528
Accenture plc Class A	6,003,990	735,489
* eBay Inc.	14,614,020	495,415
Texas Instruments Inc.	4,236,526	324,602
		9,213,742
Materials (2.0%)
Dow Chemical Co.	10,656,830	663,494
International Paper Co.	8,851,010	466,448
Monsanto Co.	2,895,620	329,609
BHP Billiton plc	15,264,793	246,040

	Linde AG			1,436,853	233,320
					1,938,911
Real Estate (0.8%)
	American Tower Corporation			5,560,757	638,319
	AvalonBay Communities Inc.			579,626	106,524
					744,843
Telecommunication Services (1.1%)
	Verizon Communications Inc.			22,682,150	1,125,715

Utilities (2.6%)
	NextEra Energy Inc.			8,700,890	1,139,817
	Dominion Resources Inc.			10,909,030	846,977
	Exelon Corp.			15,085,814	553,800
					2,540,594
Total Common Stocks (Cost $41,742,158)					64,325,147
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.5%)
U.S. Government Securities (5.1%)
	United States Treasury Note/Bond	0.625%	7/31/17	368,000	367,941
	United States Treasury Note/Bond	1.000%	9/15/17	552,580	553,359
	United States Treasury Note/Bond	0.750%	10/31/17	83,700	83,674
	United States Treasury Note/Bond	0.875%	3/31/18	30,000	29,967
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	44,866
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	219,932
	United States Treasury Note/Bond	0.750%	8/31/18	65,000	64,665
1	United States Treasury Note/Bond	1.375%	9/30/18	747,350	750,272
1	United States Treasury Note/Bond	1.750%	9/30/19	950,000	958,607
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	61,748
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	67,262
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	50,911
	United States Treasury Note/Bond	2.000%	2/15/25	410,420	401,571
	United States Treasury Note/Bond	2.000%	8/15/25	282,680	275,480
	United States Treasury Note/Bond	2.250%	11/15/25	6,805	6,753
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	94,078
1	United States Treasury Note/Bond	1.625%	5/15/26	310,000	291,013
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	41,603
2	United States Treasury Note/Bond	2.875%	5/15/43	275,732	270,951
	United States Treasury Note/Bond	3.375%	5/15/44	149,670	161,223
	United States Treasury Note/Bond	2.500%	2/15/46	58,945	53,382
1	United States Treasury Note/Bond	2.500%	5/15/46	31,900	28,879
	United States Treasury Note/Bond	2.250%	8/15/46	195,654	167,437
					5,045,574
Conventional Mortgage-Backed Securities (0.2%)
3,4	Fannie Mae Pool	2.500%	9/1/27–12/1/28	6,891	6,921
3,4	Fannie Mae Pool	4.500%	6/1/28–3/1/47	214,936	232,024
3	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		2,828	3,355
					242,300
Nonconventional Mortgage-Backed Securities (0.2%)
3,4	Fannie Mae REMICS	3.500%	4/25/31	9,730	10,085
3,4	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	18,581	19,670
3,4	Freddie Mac REMICS	3.500%	3/15/31	5,760	5,967

3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	108,153	115,086
					150,808
Total U.S. Government and Agency Obligations (Cost $5,389,215)					5,438,682
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
5	American Tower Trust I	1.551%	3/15/18	14,885	14,862
5	American Tower Trust I	3.070%	3/15/23	43,000	42,958
3,5,6Apidos CLO XVII		2.333%	4/17/26	50,310	50,521
3,5,6Ares XXIX CLO Ltd.		2.220%	4/17/26	49,210	49,157
3,5,6Atlas Senior Loan Fund VI Ltd.		2.284%	10/15/26	13,245	13,246
3,5,6Babson CLO Ltd.		2.520%	7/20/25	5,660	5,661
5	Bank of Montreal	2.500%	1/11/22	60,000	60,000
3,5,6BlueMountain CLO 2014-1 Ltd.		2.275%	4/30/26	29,055	29,179
3,5,6Cent CLO		2.527%	7/27/26	24,430	24,431
3,5,6Cent CLO 20 Ltd.		2.518%	1/25/26	40,000	40,026
3,5,6Cent CLO 21 Ltd.		0.000%	7/27/26	24,170	24,170
3,5,6Cent CLO 22 Ltd.		2.444%	11/7/26	36,895	36,837
3,5,6CIFC Funding Ltd.		2.524%	4/18/25	47,325	47,440
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,610
3,5,6Dryden Senior Loan Fund		2.374%	4/18/26	46,650	46,822
3,5	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	7,690	7,691
3,6	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.120%	4/15/41	21,271	21,968
3,5,6Limerock CLO II Ltd.		2.310%	4/18/26	53,500	53,503
3,5,6Madison Park Funding XII Ltd.		2.475%	1/19/25	31,070	31,076
3,5,6Madison Park Funding XII Ltd.		2.275%	7/20/26	37,385	37,441
3,5,6Madison Park Funding XIII Ltd.		0.000%	1/19/25	30,660	30,660
3,5	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	8,570	8,664
3	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,795
3	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	12,485	12,523
5	SBA Tower Trust	2.898%	10/15/19	46,310	46,508
3,5,6Seneca Park CLO Ltd.		2.503%	7/17/26	27,340	27,416
3,5,6SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	27,298
3,5,6Shackleton CLO Ltd.		2.503%	7/17/26	26,765	26,821
3,5	Springleaf Funding Trust	3.160%	11/15/24	53,215	53,620
3,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,628
3,5,6Symphony CLO XIV Ltd.		2.285%	7/14/26	46,405	46,578
3,5,6Thacher Park CLO Ltd.		0.000%	10/20/26	19,915	19,915
3,5,6Thacher Park CLO Ltd.		2.500%	10/20/26	19,915	19,919
5	Toronto-Dominion Bank	2.500%	1/18/22	76,400	76,313
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	8,930
3,5,6Voya CLO 2014-1 Ltd.		2.354%	4/18/26	20,980	21,043
3,5,6Voya CLO 2014-2 Ltd.		2.473%	7/17/26	7,275	7,296
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,131,778)					1,132,526
Corporate Bonds (21.1%)
Finance (8.3%)
	Banking (6.3%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	20,492
	American Express Co.	1.550%	5/22/18	62,130	62,104
	American Express Credit Corp.	2.375%	3/24/17	46,985	47,027
	American Express Credit Corp.	2.125%	7/27/18	49,605	49,913
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,442

American Express Credit Corp.	2.700%	3/3/22	54,990	54,867
Bank of America Corp.	6.400%	8/28/17	23,000	23,562
Bank of America Corp.	6.000%	9/1/17	69,725	71,292
Bank of America Corp.	5.750%	12/1/17	30,000	30,927
Bank of America Corp.	6.875%	4/25/18	40,000	42,286
Bank of America Corp.	5.625%	7/1/20	4,550	5,009
Bank of America Corp.	5.875%	1/5/21	40,000	44,706
Bank of America Corp.	3.300%	1/11/23	7,905	7,954
Bank of America Corp.	4.125%	1/22/24	16,100	16,799
Bank of America Corp.	4.000%	1/22/25	32,900	33,162
Bank of America Corp.	3.500%	4/19/26	10,000	9,937
Bank of America Corp.	5.875%	2/7/42	9,965	12,261
Bank of America Corp.	5.000%	1/21/44	39,433	43,596
Bank of America Corp.	4.875%	4/1/44	7,110	7,807
Bank of America NA	5.300%	3/15/17	68,000	68,092
Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	61,556
Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	15,986
Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,752
Bank of Nova Scotia	2.050%	10/30/18	64,150	64,590
Bank of Nova Scotia	2.800%	7/21/21	25,650	26,016
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	54,245
5 Barclays Bank plc	6.050%	12/4/17	47,500	48,958
Barclays Bank plc	5.140%	10/14/20	11,905	12,679
Barclays plc	3.684%	1/10/23	29,605	29,820
BB&T Corp.	4.900%	6/30/17	8,045	8,135
BB&T Corp.	5.250%	11/1/19	8,000	8,607
Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,016
Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	17,237
BNP Paribas SA	2.400%	12/12/18	53,700	54,186
BNP Paribas SA	3.250%	3/3/23	12,270	12,313
5 BNP Paribas SA	3.800%	1/10/24	44,775	44,396
BPCE SA	2.500%	12/10/18	18,325	18,474
BPCE SA	2.500%	7/15/19	53,100	53,394
BPCE SA	4.000%	4/15/24	30,615	31,901
5 BPCE SA	5.150%	7/21/24	43,790	44,782
Branch Banking & Trust Co.	2.625%	1/15/22	45,425	45,514
Capital One Bank USA NA	2.150%	11/21/18	45,055	45,165
Capital One Financial Corp.	4.750%	7/15/21	18,835	20,373
Capital One Financial Corp.	3.750%	4/24/24	55,460	56,852
Capital One Financial Corp.	3.200%	2/5/25	33,400	32,686
Capital One Financial Corp.	4.200%	10/29/25	11,740	11,909
Citigroup Inc.	1.750%	5/1/18	25,000	25,004
Citigroup Inc.	2.500%	9/26/18	18,000	18,156
Citigroup Inc.	2.550%	4/8/19	55,000	55,591
Citigroup Inc.	2.500%	7/29/19	37,530	37,885
Citigroup Inc.	2.400%	2/18/20	65,200	65,295
Citigroup Inc.	4.500%	1/14/22	33,920	36,283
Citigroup Inc.	4.125%	7/25/28	14,550	14,424
Citigroup Inc.	6.625%	6/15/32	45,000	54,912
Citigroup Inc.	8.125%	7/15/39	4,638	6,931
Compass Bank	2.750%	9/29/19	15,105	15,077
Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	55,925
5 Credit Agricole SA	2.500%	4/15/19	57,830	58,081
Credit Suisse AG	1.750%	1/29/18	32,250	32,277
Credit Suisse AG	2.300%	5/28/19	109,260	109,866
Credit Suisse AG	3.000%	10/29/21	18,325	18,490
Credit Suisse AG	3.625%	9/9/24	4,885	4,960

5 Credit Suisse Group AG	3.574%	1/9/23	20,675	20,652
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	55,797
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	66,867
Deutsche Bank AG	1.350%	5/30/17	32,442	32,428
Deutsche Bank AG	1.875%	2/13/18	11,075	11,080
Deutsche Bank AG	2.500%	2/13/19	15,225	15,234
5 Deutsche Bank AG	4.250%	10/14/21	45,220	45,662
Fifth Third Bank	2.875%	10/1/21	10,345	10,484
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	45,646
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,364
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	33,399
Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,921
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,299
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	62,306
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	45,879
Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	30,216
Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	36,192
Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,531
Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	18,110
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	60,675
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	55,124
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	44,247
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	32,965
Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	13,454
5 HSBC Bank plc	4.750%	1/19/21	62,040	66,538
HSBC Holdings plc	3.400%	3/8/21	33,270	34,093
HSBC Holdings plc	4.000%	3/30/22	72,455	75,686
HSBC Holdings plc	3.600%	5/25/23	60,200	61,089
HSBC Holdings plc	3.900%	5/25/26	12,085	12,261
HSBC Holdings plc	6.500%	5/2/36	25,000	30,731
HSBC Holdings plc	6.100%	1/14/42	40,665	50,869
HSBC Holdings plc	5.250%	3/14/44	13,210	14,326
HSBC USA Inc.	1.625%	1/16/18	39,500	39,524
HSBC USA Inc.	2.625%	9/24/18	20,000	20,189
HSBC USA Inc.	2.350%	3/5/20	71,330	71,251
HSBC USA Inc.	3.500%	6/23/24	28,025	28,437
Huntington National Bank	2.200%	4/1/19	22,280	22,323
Huntington National Bank	2.400%	4/1/20	44,990	44,806
5 ING Bank NV	3.750%	3/7/17	23,000	23,006
5 ING Bank NV	1.800%	3/16/18	36,610	36,599
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	59,187
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,274
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	59,456
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	44,372
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	48,318
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	19,024
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,675
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	40,616
JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,390
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	30,567
JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,810
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	115,361
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,348
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	18,909
JPMorgan Chase & Co.	4.950%	6/1/45	15,000	16,044
5 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,589
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,871

Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,321
Morgan Stanley	1.875%	1/5/18	9,470	9,502
Morgan Stanley	2.125%	4/25/18	52,125	52,408
Morgan Stanley	2.500%	1/24/19	100,000	100,990
Morgan Stanley	5.625%	9/23/19	24,355	26,363
Morgan Stanley	5.750%	1/25/21	79,825	88,854
Morgan Stanley	2.500%	4/21/21	21,815	21,678
Morgan Stanley	2.625%	11/17/21	30,000	29,767
Morgan Stanley	3.875%	4/29/24	97,010	100,277
Morgan Stanley	3.700%	10/23/24	29,050	29,668
Morgan Stanley	4.000%	7/23/25	29,455	30,384
Morgan Stanley	3.125%	7/27/26	11,435	10,898
Morgan Stanley	6.250%	8/9/26	20,000	23,974
Morgan Stanley	3.625%	1/20/27	64,000	63,492
Morgan Stanley	4.300%	1/27/45	18,360	18,535
National City Corp.	6.875%	5/15/19	13,950	15,354
5 Nationwide Building Society	2.350%	1/21/20	28,075	28,015
Northern Trust Corp.	3.450%	11/4/20	9,000	9,417
PNC Bank NA	4.875%	9/21/17	50,000	50,883
PNC Bank NA	3.300%	10/30/24	18,195	18,439
PNC Bank NA	4.200%	11/1/25	16,650	17,885
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	42,870
Royal Bank of Canada	2.750%	2/1/22	43,960	44,455
Santander Bank NA	2.000%	1/12/18	25,901	25,917
Santander Holdings USA Inc.	2.700%	5/24/19	30,200	30,252
Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,041
5 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,301
5 Societe Generale SA	3.250%	1/12/22	54,445	53,853
State Street Corp.	5.375%	4/30/17	51,315	51,662
SunTrust Bank	3.300%	5/15/26	12,895	12,484
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	40,059
Synchrony Financial	2.600%	1/15/19	20,920	21,093
Synchrony Financial	3.000%	8/15/19	10,990	11,155
Synchrony Financial	2.700%	2/3/20	15,605	15,658
Toronto-Dominion Bank	2.500%	12/14/20	49,340	49,733
UBS AG	1.800%	3/26/18	34,055	34,118
5 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,736
5 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,151
US Bancorp	2.625%	1/24/22	46,910	47,067
US Bancorp	3.700%	1/30/24	52,500	55,073
Wells Fargo & Co.	5.625%	12/11/17	31,150	32,188
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,793
Wells Fargo & Co.	2.150%	1/30/20	46,155	46,195
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,245
Wells Fargo & Co.	3.500%	3/8/22	64,245	66,452
Wells Fargo & Co.	3.450%	2/13/23	61,885	62,711
Wells Fargo & Co.	4.480%	1/16/24	46,156	49,415
Wells Fargo & Co.	3.550%	9/29/25	32,170	32,427
Wells Fargo & Co.	3.000%	4/22/26	39,405	38,020
Wells Fargo & Co.	5.606%	1/15/44	68,281	79,851
Wells Fargo & Co.	4.650%	11/4/44	10,315	10,507
Wells Fargo & Co.	4.900%	11/17/45	19,160	20,288
Wells Fargo & Co.	4.400%	6/14/46	38,300	37,732
Wells Fargo & Co.	4.750%	12/7/46	23,150	23,972

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,625

Charles Schwab Corp.	3.200%	3/2/27	19,665	19,696

Finance Companies (0.4%)
GE Capital International Funding Co.	2.342%	11/15/20	75,437	76,006
GE Capital International Funding Co.	3.373%	11/15/25	111,589	114,912
GE Capital International Funding Co.	4.418%	11/15/35	168,370	180,302

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	20,000	29,725
Aetna Inc.	3.950%	9/1/20	5,230	5,590
Aetna Inc.	2.800%	6/15/23	25,660	25,511
Aetna Inc.	3.200%	6/15/26	45,385	45,852
Aetna Inc.	4.250%	6/15/36	28,755	29,077
3 Allstate Corp.	6.125%	5/15/67	30,000	29,775
Anthem Inc.	2.300%	7/15/18	15,110	15,207
Anthem Inc.	3.700%	8/15/21	10,000	10,339
Anthem Inc.	3.125%	5/15/22	53,740	53,952
Anthem Inc.	3.300%	1/15/23	42,468	42,779
Anthem Inc.	4.650%	8/15/44	13,445	13,997
Chubb Corp.	6.000%	5/11/37	50,000	64,238
Chubb INA Holdings Inc.	5.800%	3/15/18	40,360	42,122
Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,355
Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,875
Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	31,918
Cigna Corp.	3.250%	4/15/25	31,655	31,428
CNA Financial Corp.	3.950%	5/15/24	5,410	5,566
5 Farmers Exchange Capital	7.050%	7/15/28	25,000	30,026
5 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,327
5 Jackson National Life Global Funding	3.250%	1/30/24	24,070	24,171
5 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,927
5 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	15,037
5 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,746
5 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,233
5 MassMutual Global Funding II	2.350%	4/9/19	28,000	28,290
MetLife Inc.	1.903%	12/15/17	9,010	9,041
MetLife Inc.	3.600%	4/10/24	35,035	36,230
MetLife Inc.	4.125%	8/13/42	5,565	5,508
MetLife Inc.	4.875%	11/13/43	20,820	22,705
5 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,401
5 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,736
5 Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,912
5 New York Life Global Funding	1.650%	5/15/17	44,000	44,060
5 New York Life Global Funding	2.900%	1/17/24	29,050	29,065
5 New York Life Insurance Co.	5.875%	5/15/33	55,395	66,865
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,722
Prudential Financial Inc.	4.500%	11/15/20	24,365	26,292
5 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,192
5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	14,830	16,255
Torchmark Corp.	7.875%	5/15/23	45,000	53,801
Travelers Cos. Inc.	5.800%	5/15/18	32,500	34,093
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	9,633
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	27,442
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,591
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,778
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,109
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,276

UnitedHealth Group Inc.	4.625%	7/15/35	32,330	35,601
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	69,433
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	34,739

Other Finance (0.0%)
5 LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,686

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,598
Boston Properties LP	3.125%	9/1/23	13,275	13,213
Boston Properties LP	3.800%	2/1/24	1,750	1,805
Duke Realty LP	6.500%	1/15/18	8,160	8,467
Realty Income Corp.	6.750%	8/15/19	21,075	23,447
Realty Income Corp.	4.650%	8/1/23	25,010	27,044
Simon Property Group LP	3.750%	2/1/24	3,265	3,404
Simon Property Group LP	3.375%	10/1/24	10,055	10,226
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	14,730	14,745
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,582
				8,228,884
Industrial (10.9%)
Basic Industry (0.1%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	24,045	25,850
LyondellBasell Industries NV	4.625%	2/26/55	24,730	23,627
Monsanto Co.	4.700%	7/15/64	8,775	8,466
Rio Tinto Finance USA plc	3.500%	3/22/22	1,281	1,326
3 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	2,625	2,881

Capital Goods (0.9%)
3M Co.	6.375%	2/15/28	24,990	32,347
5 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,125
5 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,439
Boeing Co.	8.625%	11/15/31	9,460	14,339
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	52,400
Caterpillar Inc.	3.900%	5/27/21	46,914	50,110
Caterpillar Inc.	2.600%	6/26/22	11,345	11,365
Caterpillar Inc.	3.400%	5/15/24	14,200	14,703
Caterpillar Inc.	3.803%	8/15/42	13,960	13,586
Deere & Co.	7.125%	3/3/31	17,500	23,954
General Dynamics Corp.	3.875%	7/15/21	14,925	15,835
General Electric Capital Corp.	4.625%	1/7/21	22,598	24,702
General Electric Capital Corp.	5.300%	2/11/21	8,833	9,793
General Electric Capital Corp.	3.150%	9/7/22	34,079	35,263
General Electric Capital Corp.	3.100%	1/9/23	8,635	8,910
General Electric Capital Corp.	6.750%	3/15/32	3,986	5,433
General Electric Capital Corp.	6.150%	8/7/37	17,093	22,413
General Electric Capital Corp.	5.875%	1/14/38	19,160	24,588
General Electric Capital Corp.	6.875%	1/10/39	7,834	11,224
General Electric Co.	2.700%	10/9/22	9,965	10,087
General Electric Co.	4.500%	3/11/44	43,750	47,563
Honeywell International Inc.	4.250%	3/1/21	40,681	43,975
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	55,290
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,438
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,765
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,280
Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,625

	Lockheed Martin Corp.	4.700%	5/15/46	19,870	21,812
	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	19,029
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	40,104
5	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	36,525
	United Technologies Corp.	3.100%	6/1/22	7,010	7,210
	United Technologies Corp.	7.500%	9/15/29	19,230	26,929
	United Technologies Corp.	6.050%	6/1/36	20,325	25,623
	United Technologies Corp.	6.125%	7/15/38	37,300	48,161

	Communication (1.7%)
	21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,912
	America Movil SAB de CV	3.125%	7/16/22	84,600	84,433
	America Movil SAB de CV	6.125%	3/30/40	7,380	8,706
	American Tower Corp.	3.450%	9/15/21	30,665	31,279
	American Tower Corp.	5.000%	2/15/24	7,655	8,298
	AT&T Inc.	1.400%	12/1/17	18,715	18,706
	AT&T Inc.	5.600%	5/15/18	44,000	46,035
	AT&T Inc.	5.200%	3/15/20	10,120	10,935
	AT&T Inc.	2.450%	6/30/20	12,000	12,023
	AT&T Inc.	4.600%	2/15/21	5,000	5,314
	AT&T Inc.	4.450%	5/15/21	10,000	10,602
	AT&T Inc.	4.500%	3/9/48	42,234	38,118
	CBS Corp.	4.300%	2/15/21	27,830	29,450
	Comcast Corp.	3.000%	2/1/24	25,345	25,312
	Comcast Corp.	3.600%	3/1/24	50,730	52,471
	Comcast Corp.	3.375%	2/15/25	2,540	2,558
	Comcast Corp.	2.350%	1/15/27	19,620	18,012
	Comcast Corp.	4.250%	1/15/33	42,890	44,287
	Comcast Corp.	4.200%	8/15/34	23,435	24,046
	Comcast Corp.	5.650%	6/15/35	4,725	5,606
	Comcast Corp.	4.400%	8/15/35	26,835	28,007
	Comcast Corp.	6.500%	11/15/35	4,720	6,072
	Comcast Corp.	6.400%	5/15/38	4,320	5,530
	Comcast Corp.	4.650%	7/15/42	47,970	50,233
	Comcast Corp.	4.500%	1/15/43	22,000	22,505
	Comcast Corp.	4.750%	3/1/44	22,875	24,316
	Comcast Corp.	4.600%	8/15/45	40,336	41,964
5	Cox Communications Inc.	4.800%	2/1/35	30,000	28,340
5	Deutsche Telekom International Finance BV	3.600%	1/19/27	35,925	35,834
	Discovery Communications LLC	5.625%	8/15/19	10,635	11,598
	Discovery Communications LLC	5.050%	6/1/20	8,365	9,110
	Grupo Televisa SAB	6.625%	1/15/40	25,090	27,139
	Grupo Televisa SAB	5.000%	5/13/45	6,100	5,548
	Grupo Televisa SAB	6.125%	1/31/46	12,550	13,271
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,348
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	100,353
	NBCUniversal Media LLC	4.375%	4/1/21	23,900	25,757
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,739
	Orange SA	4.125%	9/14/21	60,990	64,412
	Orange SA	9.000%	3/1/31	20,280	30,386
3,5	SBA Tower Trust	2.933%	12/15/42	33,310	33,314
5	Sky plc	2.625%	9/16/19	38,021	38,211
5	Sky plc	3.750%	9/16/24	45,046	45,460
	Time Warner Cable LLC	5.850%	5/1/17	34,980	35,237
	Time Warner Cable LLC	8.750%	2/14/19	1,120	1,258
	Time Warner Cable LLC	8.250%	4/1/19	14,433	16,138
	Time Warner Cos. Inc.	7.570%	2/1/24	20,000	24,624

Time Warner Cos. Inc.	6.950%	1/15/28	20,000	25,034
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,898
Time Warner Inc.	4.875%	3/15/20	14,000	15,021
Time Warner Inc.	4.750%	3/29/21	8,000	8,604
Verizon Communications Inc.	4.500%	9/15/20	95,525	102,018
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,649
Verizon Communications Inc.	5.850%	9/15/35	49,525	56,645
5 Verizon Communications Inc.	4.812%	3/15/39	85,963	85,270
Verizon Communications Inc.	4.750%	11/1/41	11,880	11,459
Verizon Communications Inc.	4.862%	8/21/46	36,117	35,400
5 Verizon Communications Inc.	5.012%	4/15/49	21,754	21,377
Viacom Inc.	6.125%	10/5/17	7,500	7,690
Walt Disney Co.	4.125%	6/1/44	23,115	23,859

Consumer Cyclical (1.4%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	13,040
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,541
Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	40,366
Amazon.com Inc.	2.500%	11/29/22	34,760	34,529
Amazon.com Inc.	4.800%	12/5/34	37,370	42,208
Amazon.com Inc.	4.950%	12/5/44	22,605	26,263
5 American Honda Finance Corp.	1.500%	9/11/17	13,510	13,524
5 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,893
American Honda Finance Corp.	2.125%	10/10/18	45,655	46,066
AutoZone Inc.	3.700%	4/15/22	46,136	47,757
AutoZone Inc.	3.125%	7/15/23	33,000	32,849
5 BMW US Capital LLC	2.000%	4/11/21	21,300	20,891
5 BMW US Capital LLC	2.800%	4/11/26	5,805	5,653
CVS Health Corp.	2.750%	12/1/22	40,255	39,780
CVS Health Corp.	4.875%	7/20/35	6,900	7,510
CVS Health Corp.	5.125%	7/20/45	51,085	56,953
5 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,277
5 Daimler Finance North America LLC	2.250%	7/31/19	73,100	73,156
5 Daimler Finance North America LLC	2.450%	5/18/20	2,740	2,741
5 Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,148
5 Daimler Finance North America LLC	3.250%	8/1/24	5,870	5,900
Ford Motor Credit Co. LLC	2.375%	3/12/19	45,000	45,169
Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	27,147
Home Depot Inc.	2.250%	9/10/18	39,555	40,018
Home Depot Inc.	2.700%	4/1/23	31,170	31,370
Home Depot Inc.	4.400%	3/15/45	28,655	30,772
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	51,703
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	23,704
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	34,618
McDonald's Corp.	2.625%	1/15/22	7,805	7,812
McDonald's Corp.	3.250%	6/10/24	5,460	5,602
McDonald's Corp.	4.875%	12/9/45	9,940	10,670
5 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	44,997
5 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,441
5 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,233
PACCAR Financial Corp.	1.600%	3/15/17	29,561	29,569
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,069
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,938
5 Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,951
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	26,964
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	31,452
Wal-Mart Stores Inc.	2.550%	4/11/23	38,325	38,207

	Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	140,709
	Wal-Mart Stores Inc.	4.300%	4/22/44	20,480	21,697

	Consumer Noncyclical (3.6%)
	Actavis Funding SCS	3.000%	3/12/20	37,430	38,070
	Actavis Funding SCS	3.450%	3/15/22	37,195	37,934
	Actavis Funding SCS	4.550%	3/15/35	14,265	14,376
	Actavis Funding SCS	4.850%	6/15/44	18,000	18,338
	Altria Group Inc.	4.750%	5/5/21	23,376	25,375
	Altria Group Inc.	2.850%	8/9/22	18,810	18,768
	Altria Group Inc.	4.500%	5/2/43	10,705	11,037
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,733
	Amgen Inc.	3.875%	11/15/21	13,315	14,046
	Amgen Inc.	5.150%	11/15/41	36,380	39,589
	Amgen Inc.	4.563%	6/15/48	4,540	4,511
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	23,520
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	76,842
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	69,177
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	156,200	167,992
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	109,259
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	2,390	2,518
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	116,806
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,530
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	18,179
3	Ascension Health	4.847%	11/15/53	44,750	49,900
	AstraZeneca plc	1.950%	9/18/19	12,065	12,045
	AstraZeneca plc	2.375%	11/16/20	44,480	44,574
	AstraZeneca plc	6.450%	9/15/37	23,385	30,710
	AstraZeneca plc	4.375%	11/16/45	30,240	31,090
3,5,6Avery Point IV CLO Ltd.		2.558%	4/25/26	46,220	46,341
5	BAT International Finance plc	2.750%	6/15/20	21,250	21,373
5	BAT International Finance plc	3.250%	6/7/22	58,280	58,840
5	BAT International Finance plc	3.500%	6/15/22	8,980	9,180
5	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,552
5	Bayer US Finance LLC	3.000%	10/8/21	46,850	47,268
5	Bayer US Finance LLC	3.375%	10/8/24	11,700	11,804
	Biogen Inc.	2.900%	9/15/20	21,115	21,479
	Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	11,340	11,624
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,572
	Cardinal Health Inc.	3.200%	3/15/23	13,035	13,225
	Cardinal Health Inc.	3.500%	11/15/24	24,705	25,204
	Cardinal Health Inc.	4.500%	11/15/44	28,805	28,708
5	Cargill Inc.	6.000%	11/27/17	25,000	25,840
5	Cargill Inc.	4.307%	5/14/21	60,532	64,701
5	Cargill Inc.	6.875%	5/1/28	19,355	23,926
5	Cargill Inc.	4.760%	11/23/45	28,190	30,752
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,143
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,842
3	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	27,580	24,727
	Celgene Corp.	2.250%	5/15/19	6,565	6,593
	Celgene Corp.	3.250%	8/15/22	16,250	16,465
	Celgene Corp.	3.550%	8/15/22	18,400	18,929
	Coca-Cola Co.	3.300%	9/1/21	10,075	10,545
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,226
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,015
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,044
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	35,168

Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,064
Diageo Capital plc	2.625%	4/29/23	48,310	47,995
Diageo Investment Corp.	2.875%	5/11/22	26,991	27,342
Dignity Health California GO	2.637%	11/1/19	5,595	5,641
Dignity Health California GO	3.812%	11/1/24	11,415	11,498
Eli Lilly & Co.	3.700%	3/1/45	24,450	23,536
5 EMD Finance LLC	2.950%	3/19/22	23,660	23,691
5 EMD Finance LLC	3.250%	3/19/25	47,000	46,274
5 Forest Laboratories Inc.	4.875%	2/15/21	9,000	9,720
6 General Mills Inc.	6.390%	2/5/23	50,000	56,861
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,577
Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,617
Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,548
Gilead Sciences Inc.	4.500%	2/1/45	32,375	32,368
Gilead Sciences Inc.	4.750%	3/1/46	7,340	7,622
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,790
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	53,162
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,304
5 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	35,751
5 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,282
Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	21,525
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	16,039
Kraft Heinz Foods Co.	3.000%	6/1/26	19,550	18,455
Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	9,413
Kraft Heinz Foods Co.	4.375%	6/1/46	33,815	31,916
Kroger Co.	4.450%	2/1/47	45,875	45,564
McKesson Corp.	2.700%	12/15/22	7,710	7,574
McKesson Corp.	2.850%	3/15/23	7,620	7,518
McKesson Corp.	4.883%	3/15/44	26,111	27,078
Medtronic Inc.	1.375%	4/1/18	13,520	13,518
Medtronic Inc.	2.500%	3/15/20	34,350	34,844
Medtronic Inc.	3.150%	3/15/22	72,005	74,086
Medtronic Inc.	3.625%	3/15/24	10,350	10,850
Medtronic Inc.	3.500%	3/15/25	76,150	77,966
Medtronic Inc.	4.375%	3/15/35	9,889	10,505
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	11,055	10,920
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	15,150	15,204
Merck & Co. Inc.	2.350%	2/10/22	30,760	30,753
Merck & Co. Inc.	2.800%	5/18/23	54,775	55,258
Merck & Co. Inc.	2.750%	2/10/25	47,090	46,719
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,512
Merck & Co. Inc.	4.150%	5/18/43	22,090	22,766
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	17,105
Molson Coors Brewing Co.	5.000%	5/1/42	6,465	6,887
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	28,232
Novartis Capital Corp.	3.400%	5/6/24	16,695	17,252
Novartis Capital Corp.	4.400%	5/6/44	25,896	28,002
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	1,993
PepsiCo Inc.	2.750%	3/1/23	29,800	29,973
PepsiCo Inc.	4.000%	3/5/42	51,391	51,869
Pfizer Inc.	3.000%	6/15/23	47,025	48,095
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,812
Philip Morris International Inc.	4.125%	5/17/21	43,025	45,843
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,367

Philip Morris International Inc.	2.625%	3/6/23	46,850	46,056
Philip Morris International Inc.	4.875%	11/15/43	6,185	6,766
3 Procter & Gamble - Esop	9.360%	1/1/21	25,389	29,484
5 Roche Holdings Inc.	2.875%	9/29/21	33,000	33,668
Sanofi	4.000%	3/29/21	44,090	46,943
5 Sigma Alimentos SA de CV	4.125%	5/2/26	19,205	18,568
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	37,215	35,281
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	9,045	8,369
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	32,010	27,890
The Kroger Co.	3.850%	8/1/23	10,770	11,195
The Kroger Co.	4.000%	2/1/24	22,290	23,301
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,639
Unilever Capital Corp.	4.250%	2/10/21	95,235	102,417
Wyeth LLC	5.950%	4/1/37	25,000	31,281
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	35,411

Energy (1.6%)
5 BG Energy Capital plc	4.000%	10/15/21	5,000	5,304
BP Capital Markets plc	1.846%	5/5/17	25,000	25,036
BP Capital Markets plc	4.750%	3/10/19	27,215	28,742
BP Capital Markets plc	2.315%	2/13/20	5,855	5,889
BP Capital Markets plc	4.500%	10/1/20	16,000	17,186
BP Capital Markets plc	3.062%	3/17/22	43,130	43,674
BP Capital Markets plc	3.245%	5/6/22	35,000	35,810
BP Capital Markets plc	2.500%	11/6/22	22,000	21,540
BP Capital Markets plc	3.994%	9/26/23	16,185	16,978
BP Capital Markets plc	3.814%	2/10/24	38,938	40,460
BP Capital Markets plc	3.506%	3/17/25	50,285	50,899
Chevron Corp.	3.191%	6/24/23	49,470	50,653
ConocoPhillips	5.200%	5/15/18	80,000	83,204
ConocoPhillips	5.750%	2/1/19	7,510	8,064
ConocoPhillips	6.000%	1/15/20	3,680	4,066
ConocoPhillips Co.	2.875%	11/15/21	26,575	26,843
ConocoPhillips Co.	3.350%	11/15/24	8,470	8,532
ConocoPhillips Co.	3.350%	5/15/25	9,440	9,445
ConocoPhillips Co.	4.950%	3/15/26	4,385	4,845
ConocoPhillips Co.	4.300%	11/15/44	60,450	59,760
Devon Energy Corp.	3.250%	5/15/22	18,600	18,657
Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	21,795
EOG Resources Inc.	5.625%	6/1/19	23,100	24,934
Exxon Mobil Corp.	2.222%	3/1/21	14,165	14,191
Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,911
Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,091
Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,546
Halliburton Co.	3.500%	8/1/23	78,795	80,499
Noble Energy Inc.	4.150%	12/15/21	15,961	16,740
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	41,799
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,648
Occidental Petroleum Corp.	3.400%	4/15/26	28,910	28,996
Occidental Petroleum Corp.	4.400%	4/15/46	22,650	23,209
Phillips 66	4.875%	11/15/44	10,800	11,260
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	55,000	55,174
5 Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	31,411

5 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,500
Schlumberger Investment SA	3.650%	12/1/23	44,520	46,587
Shell International Finance BV	4.375%	3/25/20	28,875	30,844
Shell International Finance BV	3.250%	5/11/25	11,051	11,121
Shell International Finance BV	2.875%	5/10/26	16,320	15,848
Shell International Finance BV	4.125%	5/11/35	36,315	37,155
Shell International Finance BV	5.500%	3/25/40	12,990	15,457
Shell International Finance BV	4.375%	5/11/45	96,700	100,042
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,750
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	32,615
Total Capital International SA	1.550%	6/28/17	44,415	44,467
Total Capital International SA	2.700%	1/25/23	36,510	36,349
Total Capital International SA	3.750%	4/10/24	41,500	43,438
Total Capital SA	2.125%	8/10/18	42,000	42,355
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	49,359
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	53,162
3 Transcanada Trust	5.300%	3/15/77	23,255	23,534

Other Industrial (0.0%)
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	27,634

Technology (1.2%)
Apple Inc.	2.850%	5/6/21	44,000	45,108
Apple Inc.	3.000%	2/9/24	22,535	22,730
Apple Inc.	3.450%	5/6/24	39,950	41,438
Apple Inc.	3.250%	2/23/26	37,631	38,184
Apple Inc.	2.450%	8/4/26	43,466	41,202
Apple Inc.	3.350%	2/9/27	55,925	56,817
Apple Inc.	3.850%	5/4/43	17,000	16,318
Apple Inc.	4.450%	5/6/44	5,075	5,312
Apple Inc.	3.850%	8/4/46	36,890	35,314
5 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	54,015	54,555
Cisco Systems Inc.	4.450%	1/15/20	24,095	25,795
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,693
Cisco Systems Inc.	2.500%	9/20/26	15,676	15,040
Intel Corp.	4.100%	5/19/46	51,605	52,032
International Business Machines Corp.	8.375%	11/1/19	25,000	29,203
International Business Machines Corp.	3.375%	8/1/23	70,925	73,409
International Business Machines Corp.	3.625%	2/12/24	35,000	36,627
International Business Machines Corp.	5.875%	11/29/32	20,240	25,646
Microsoft Corp.	2.375%	2/12/22	24,670	24,705
Microsoft Corp.	3.625%	12/15/23	16,000	16,825
Microsoft Corp.	2.875%	2/6/24	70,885	71,388
Microsoft Corp.	3.125%	11/3/25	31,615	31,886
Microsoft Corp.	2.400%	8/8/26	53,545	50,747
Microsoft Corp.	3.500%	2/12/35	23,520	22,605
Microsoft Corp.	3.450%	8/8/36	65,320	62,535
Microsoft Corp.	4.100%	2/6/37	45,385	47,009
Microsoft Corp.	4.450%	11/3/45	14,250	15,133
Microsoft Corp.	3.700%	8/8/46	61,115	57,444
Microsoft Corp.	4.250%	2/6/47	91,700	95,006
Oracle Corp.	2.500%	5/15/22	46,930	46,827
Oracle Corp.	2.950%	5/15/25	13,635	13,476

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,779

Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,711
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,179
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	23,739	26,113
5 ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,098
5 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,911
5 ERAC USA Finance LLC	7.000%	10/15/37	32,995	42,371
5 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,256
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	19,790	21,957
FedEx Corp.	2.700%	4/15/23	23,430	23,188
FedEx Corp.	4.900%	1/15/34	10,610	11,472
FedEx Corp.	3.875%	8/1/42	5,095	4,673
FedEx Corp.	4.100%	4/15/43	20,500	19,608
FedEx Corp.	5.100%	1/15/44	18,015	19,568
Kansas City Southern	4.950%	8/15/45	33,985	34,605
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	15,372	16,793
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,973
United Parcel Service Inc.	4.875%	11/15/40	14,815	16,883
				10,681,168
Utilities (1.9%)
Electric (1.8%)
Alabama Power Co.	5.700%	2/15/33	15,000	17,975
Alabama Power Co.	3.750%	3/1/45	24,430	23,522
Ameren Illinois Co.	6.125%	12/15/28	54,000	67,461
Berkshire Hathaway Energy Co.	6.125%	4/1/36	43,116	54,452
Berkshire Hathaway Energy Co.	6.500%	9/15/37	10,301	13,503
Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,582
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	14,301
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	12,313
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	39,492
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	51,625	55,541
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,154
6 Dominion Resources Inc.	2.962%	7/1/19	18,210	18,432
Dominion Resources Inc.	5.200%	8/15/19	19,250	20,640
Dominion Resources Inc.	3.625%	12/1/24	29,400	29,783
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,297
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	18,974
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	53,071
Duke Energy Corp.	2.650%	9/1/26	11,775	11,044
Duke Energy Corp.	4.800%	12/15/45	44,700	48,049
Duke Energy Corp.	3.750%	9/1/46	9,940	9,154
Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,663
Duke Energy Florida LLC	6.400%	6/15/38	27,055	36,246
Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,228
Duke Energy Progress LLC	4.200%	8/15/45	32,825	34,155
Eversource Energy	4.500%	11/15/19	3,535	3,751
Eversource Energy	3.150%	1/15/25	5,025	5,035
Florida Power & Light Co.	5.650%	2/1/35	50,000	60,153
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,510
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,176
Florida Power & Light Co.	5.950%	2/1/38	39,215	50,628
5 Fortis Inc.	3.055%	10/4/26	28,565	26,931
Georgia Power Co.	5.400%	6/1/18	38,660	40,424
Georgia Power Co.	5.950%	2/1/39	16,822	20,650
Georgia Power Co.	4.750%	9/1/40	9,893	10,714

	Georgia Power Co.	4.300%	3/15/42	30,375	31,027
	MidAmerican Energy Co.	4.250%	5/1/46	3,925	4,141
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	60,000	62,189
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	15,255	15,272
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	40,345	40,030
	Northern States Power Co.	6.250%	6/1/36	50,000	65,306
	Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,146
	Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	18,920
	Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	12,853
	Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	13,093
	PacifiCorp	2.950%	6/1/23	29,675	29,903
	PacifiCorp	5.900%	8/15/34	12,500	15,031
	PacifiCorp	6.250%	10/15/37	36,635	48,249
	PECO Energy Co.	5.350%	3/1/18	20,545	21,342
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	33,462
	Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	26,197
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,404
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	34,874
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,707
	South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	42,404
	South Carolina Electric & Gas Co.	5.450%	2/1/41	650	771
	South Carolina Electric & Gas Co.	4.100%	6/15/46	19,800	19,762
	South Carolina Electric & Gas Co.	5.100%	6/1/65	29,850	32,661
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,292
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,633
	Southern California Edison Co.	5.550%	1/15/37	50,475	61,196
	Southern California Edison Co.	5.950%	2/1/38	40,000	51,039
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,396
	Southern Co.	2.450%	9/1/18	9,395	9,482
	Southern Co.	2.950%	7/1/23	48,400	47,561
	Southern Co.	4.400%	7/1/46	30,000	29,895
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,322
	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,185
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	21,520
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	55,262

	Natural Gas (0.1%)
5	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,322
	Nisource Finance Corp.	5.250%	2/15/43	14,588	16,517
	NiSource Finance Corp.	4.800%	2/15/44	10,370	11,121
	Sempra Energy	2.875%	10/1/22	27,530	27,431

					1,877,922
Total Corporate Bonds (Cost $19,865,955)					20,787,974
Sovereign Bonds (1.6%)
5	CDP Financial Inc.	4.400%	11/25/19	40,000	42,625
5	Electricite de France SA	4.600%	1/27/20	50,000	52,984
5	Electricite de France SA	4.875%	1/22/44	1,775	1,788
5	Electricite de France SA	4.950%	10/13/45	15,100	15,366
3,5	Electricite de France SA	5.250%	1/29/49	19,810	19,513
3,5	Electricite de France SA	5.625%	12/29/49	7,560	7,352
	Export-Import Bank of Korea	1.750%	5/26/19	75,100	74,661

International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	49,438
Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,763
7 Japan Treasury Discount Bill	0.000%	3/6/17	5,590,000	49,772
7 Japan Treasury Discount Bill	0.000%	3/21/17	9,000,000	80,165
7 Japan Treasury Discount Bill	0.000%	4/10/17	8,750,000	77,906
7 Japan Treasury Discount Bill	0.000%	4/17/17	4,000,000	35,615
7 Japan Treasury Discount Bill	0.000%	5/22/17	8,750,000	77,904
7 Japan Treasury Discount Bill	0.000%	5/29/17	8,750,000	77,957
5 Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	30,962
Korea Development Bank	2.875%	8/22/18	37,605	38,211
Korea Development Bank	2.500%	3/11/20	78,800	79,100
Petroleos Mexicanos	5.500%	2/4/19	13,315	13,977
Province of Ontario	4.000%	10/7/19	56,415	59,490
Province of Ontario	4.400%	4/14/20	50,000	53,497
Province of Ontario	2.500%	4/27/26	40,160	38,998
Province of Quebec	2.500%	4/20/26	145,430	139,755
5 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	62,500	62,283
5 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	62,500	61,040
5 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	52,142
Statoil ASA	2.250%	11/8/19	22,515	22,674
Statoil ASA	2.900%	11/8/20	57,210	58,546
Statoil ASA	2.750%	11/10/21	32,860	33,170
Statoil ASA	2.450%	1/17/23	15,017	14,734
Statoil ASA	2.650%	1/15/24	14,000	13,774
Statoil ASA	3.700%	3/1/24	25,320	26,429
Statoil ASA	3.250%	11/10/24	29,975	30,420
5 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	44,364
United Mexican States	3.500%	1/21/21	13,956	14,352
United Mexican States	3.600%	1/30/25	12,000	11,917
United Mexican States	4.750%	3/8/44	9,750	9,287
Total Sovereign Bonds (Cost $1,595,946)				1,624,931
Taxable Municipal Bonds (1.8%)
Atlanta GA Downtown Development
Authority Revenue	6.875%	2/1/21	5,520	6,190
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,765	46,708
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	48,891
California GO	5.700%	11/1/21	16,840	19,179
California GO	7.550%	4/1/39	43,215	63,759
California GO	7.300%	10/1/39	11,800	16,701
California GO	7.350%	11/1/39	66,875	95,220
California GO	7.625%	3/1/40	3,510	5,175
California GO	7.600%	11/1/40	34,800	52,024
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	10,373
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	28,759
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	11,897
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	25,130	31,745
Chicago Transit Authority	6.899%	12/1/40	54,480	68,820
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	39,775

Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	48,355	59,021
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	48,325
Houston TX GO	6.290%	3/1/32	23,255	27,800
Illinois Finance Authority	4.545%	10/1/18	29,580	30,708
Illinois GO	5.100%	6/1/33	61,950	57,437
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	37,157
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	10,155	10,800
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	57,906
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	20,303
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	68,785
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	19,000	24,938
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	27,475
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	28,045
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	51,527
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,681
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,245
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	22,374
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,431
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,063
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	20,609
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	86,780
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	33,165
Oregon GO	5.902%	8/1/38	19,510	24,849
8 Oregon School Boards Association GO	5.528%	6/30/28	50,000	58,781
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	15,338
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	13,107
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	55,237
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	24,284
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,529
Stanford University	6.875%	2/1/24	34,745	43,432
Stanford University	7.650%	6/15/26	29,000	40,106
University of California	3.931%	5/15/45	22,370	22,515
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,650	24,483

University of California Regents Medical
Center Revenue	6.583%	5/15/49	31,110	41,064
University of California Revenue	4.601%	5/15/31	21,975	24,505
University of California Revenue	5.770%	5/15/43	24,325	30,327
University of California Revenue	4.765%	5/15/44	5,980	6,268
Total Taxable Municipal Bonds (Cost $1,499,380)				1,727,616
			Shares
Temporary Cash Investments (3.2%)
Money Market Fund (0.4%)
9,10 Vanguard Market Liquidity Fund	0.864%		3,590,175	359,054

			Face
			Amount
			($000)
Commercial Paper (0.7%)
Abbey National North	0.670%	3/8/17	100,000	99,985
BNP Paribas (New York Branch)	0.680%	3/8/17	100,000	99,985
Credit Agricole CIB (New York)	0.690%	3/17/17	147,000	146,951
MetLife Short Term Funding LLC	0.650%	3/22/17	38,000	37,983
MetLife Short Term Funding LLC	0.640%	4/3/17	122,000	121,900
11 Wal-Mart Stores, Inc.	0.600%	3/20/17	147,000	146,947
				653,751
Repurchase Agreements (2.1%)
Bank of America Securities, LLC
(Dated 2/28/17, Repurchase Value
$701,210,000 collateralized by
Government National Mortgage Assn.
3.500%-4.000%, 5/20/42-9/20/44, with a
value of $715,224,000)	0.530%	3/1/17	701,200	701,200
Citigroup Global Markets Inc.
(Dated 2/28/17, Repurchase Value
$235,303,000 collateralized by U.S.
Treasury Bill 0.000%, 5/4/17, U.S.
Treasury Note/Bond 0.618%-2.500%,
7/31/17-2/15/45, with a value of
$240,006,000)	0.520%	3/1/17	235,300	235,300
Deutsche Bank Securities, Inc.
(Dated 2/28/17, Repurchase Value
$110,202,000 collateralized by U.S.
Treasury Note/Bond 2.125%-2.500%,
5/15/25-2/15/46, with a value of
$112,404,000)	0.540%	3/1/17	110,200	110,200
HSBC Bank USA
(Dated 2/28/17, Repurchase Value
$159,702,000 collateralized by Federal
National Mortgage Assn. 2.500%-6.500%,
9/1/23-12/1/46, with a value of
$162,898,000)	0.510%	3/1/17	159,700	159,700

RBC Capital Markets LLC
(Dated 2/28/17, Repurchase Value
$408,206,000 collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
4.500%, 11/1/31-2/1/47, Federal National
Mortgage Assn. 2.221%-6.500%, 6/1/22-
3/1/47, Government National Mortgage
Assn. 2.125%-3.000%, 8/20/40-3/20/46,
with a value of $416,364,000)	0.510%	3/1/17	408,200	408,200
TD Securities (USA) LLC
(Dated 2/28/17, Repurchase Value
$524,008,000 collateralized by Federal
Home Loan Mortgage Corp. 2.000%-
7.000%, 11/1/17-12/1/47, Federal National
Mortgage Assn. 2.500%-7.000%, 7/1/18-
12/1/46, U.S. Treasury Note/Bond 2.125%,
9/30/21, with a value of $534,480,000)	0.520%	3/1/17	524,000	524,000
				2,138,600
Total Temporary Cash Investments (Cost $3,151,435)				3,151,405
Total Investments (99.6%) (Cost $74,375,867)				98,188,281
Conventional Mortgage-Backed Securities – Sale Commitments (Net) (0.0%)
3,4,13 Freddie Mac Gold Pool	3.000%	5/1/22-3/1/47	(144)	404
Total Conventional Mortgage-Backed Securities – Sale Commitments (Net Proceeds ($1,145))				404
Other Assets and Liabilities-Net (0.4%)10,12				401,117
Net Assets (100%)				98,589,802

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $350,293,000.
1 Securities with a value of $8,116,000 have been segregated as collateral for open forward currency contracts.
2 Securities with a value of $1,069,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $4,244,634,000, representing 4.3% of net assets.
6 Adjustable-rate security.
7 Face amount denominated in Japanese yen.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Includes a portion of $359,079,000 of collateral received for securities on loan, of which $134,000 is held in cash.
11 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February
28, 2017, the value of these securities was $146,947,000, representing 0.1% of net assets.
12 Cash of $6,105,000 has been segregated as initial margin for open futures contracts.
13 Represents the net TBA purchases, long positions, and sale commitments in the same issuer and coupon.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	57,412,886	6,912,261	—
U.S. Government and Agency Obligations	—	5,438,682	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,057,781	74,745
Corporate Bonds	—	20,733,107	54,867
Sovereign Bonds	—	1,624,931	—
Taxable Municipal Bonds	—	1,727,616	—
Temporary Cash Investments	359,054	2,792,351	—
Conventional Mortgage-Backed Securities – Sale
Commitments (Net)	—	404	—
Futures Contracts—Assets[1]	588	—	—

Futures Contracts—Liabilities[1]	(177)	—	—
Forward Currency Contracts—Assets	—	316	—
Forward Currency Contracts—Liabilities	—	(7,916)	—
Total	57,772,351	40,279,533	129,612

1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	(6,329)	(744,943)	(1,427)
2-Year U.S. Treasury Note	June 2017	(2,809)	(607,885)	(472)
10-Year U.S. Treasury Note	June 2017	1,295	161,329	547
Ultra Long U.S. Treasury Bond	June 2017	(296)	(47,887)	(637)
				(1,989)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities, Inc.	5/30/17	USD	77,572	JPY	8,750,000	(624)
Bank of America N.A	5/22/17	USD	77,463	JPY	8,750,000	(704)
Credit Suisse International	3/21/17	USD	76,729	JPY	9,009,549	(3,545)
Citibank, N.A.	4/10/17	USD	75,477	JPY	8,750,000	(2,551)
J.P. Morgan Securities, Inc.	3/6/17	USD	50,087	JPY	5,590,000	316
J.P. Morgan Securities, Inc.	4/17/17	USD	35,188	JPY	4,000,000	(492)
						(7,600)

JPY--Japanese yen.
USD--U.S. dollar.

I. At February 28, 2017, the cost of investment securities for tax purposes was $74,445,704,000. Net unrealized appreciation of investment securities for tax purposes was $23,742,981,000, consisting of unrealized gains of $24,363,546,000 on securities that had risen in value since their purchase and $620,565,000 in unrealized losses on securities that had fallen in value since their purchase.

Wellington Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND
By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	April 17, 2017
VANGUARD WELLINGTON FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	April 17, 2017

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.